Investments: Investment Income (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Investment Income

	2016	2015	2014
Gross investment income:
Debt securities	$ 363	$ 389	$ 304
Policy loans	-	5	8
Cash and cash equivalents	53	-	-

Total gross investment income	416	394	312
Investment expenses	(40)	(28)	(34)

Net investment income	$ 376	$ 366	$ 278